PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Classes of other provisions [abstract]
Schedule of provisions

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2025	$25.0	$1.6	$13.0	$39.6
Provisions made during the year	9.5	11.1	17.4	38.0
Provisions used during the year	(9.5)	(10.0)	(2.5)	(22.0)
Provisions reversed during the year	(0.6)	(0.1)	(0.1)	(0.8)
Translation differences	1.1	0.3	1.5	2.9
Balance at December 31, 2025	$25.5	$2.9	$29.3	$57.7

Non-current provisions				$16.0
Current provisions				41.7
Total				$57.7

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2024	$24.2	$2.2	$9.0	$35.4
Provisions made during the year	12.2	22.2	2.2	36.6
Provisions used during the year	(10.0)	(22.6)	(0.7)	(33.3)
Provisions reversed during the year	(0.7)	(0.1)	(0.3)	(1.1)
Translation differences	(0.7)	(0.1)	2.8	2.0
Balance at December 31, 2024	$25.0	$1.6	$13.0	$39.6

Non-current provisions				$5.9
Current provisions				33.7
Total				$39.6